Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jul. 14, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
This section provides information about the relationship between compensation actually paid to our Principal Executive Officer and other named executive officers and certain financial performance measures of our company. For purposes of this section, the amount of compensation actually paid to our Principal Executive Officer and other named executive officers is determined using the valuation methods prescribed by the SEC in Item 402(v) of Regulation S-K. Although the rules describe such amount as compensation actually paid, these amounts are not reflective of the taxable compensation actually paid to our named executive officers in a covered year. As described in more detail below, to determine the amount of compensation actually paid in a covered year, Item 402(v) of Regulation S-K requires that in each covered year we (1) deduct the grant date value of equity awards reported in the Stock Awards or Option Awards columns in the Summary Compensation Table from the Total column in the Summary Compensation Table; (2) add, for awards granted in the covered year, the fair value of the equity awards (i) as of the end of a covered year or (ii) as of the vesting date, as applicable; and (3) add or subtract, for awards granted in, and outstanding at the end of, a prior year (i) the change in the fair value from the end of the prior year to the end of the current year or (ii) from the end of the prior year to the date the awards vest in the covered year, as applicable.
Year	Current PEO(1)		Former PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:			(millions)
	Summary Compensation Table Total for Current PEO ($)(2)	Compensation Actually Paid to Current PEO ($)(3)	Summary Compensation Table Total for Former PEO ($)(2)	Compensation Actually Paid to Former PEO ($)(3)	Average Summary Compensation Table Total for non-PEO NEOs ($)(2)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income ($)(6)	Adjusted OIBDA ($)(7)
2025	1,194,406	863,467	—	—	902,127	246,343	LBRDA	32.70	213.25	(2,676)	N/A
							LBRDK	32.78
2024	—	—	8,648,553	11,027,407	1,615,793	1,579,059	LBRDA	47.19	159.67	869	7,554
							LBRDK	47.21
2023	—	—	10,301,633	9,563,710	2,083,750	2,192,434	LBRDA	51.17	113.86	688	7,134
							LBRDK	50.89
2022	—	—	14,480,848	(14,142,513)	826,137	(395,501)	LBRDA	48.13	73.08	1,257	7,045
							LBRDK	48.16
2021	—	—	18,018,126	19,576,914	1,021,262	1,060,999	LBRDA	102.11	121.57	732	6,687
							LBRDK	101.72

(1)
Gregory Maffei was our Principal Executive Officer (PEO) from 2021 through 2024 and is listed in the “Former PEO” column for such years. In 2025, Mr. Malone served as our interim PEO until Mr. Patterson was appointed as our PEO effective July 14, 2025. For 2025, Mr. Malone and Mr. Patterson are listed in the “Former PEO” and “Current PEO” columns, respectively. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2021, 2022 and 2023 were Messrs. Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) 2024 and 2025 were Mr. Wendling and Ms. Wilm.

(2)
Reflects, for Messrs. Patterson, Malone and Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Messrs. Patterson, Malone and Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2025	1,194,406	(1,028,236)	—	812,689	(57,540)	—	(57,852)	863,467
Former PEO
2025	—	—	—	—	—	—	—	—
2024	8,648,553	—	(3,694,616)	—	—	6,459,107	(385,637)	11,027,407
2023	10,301,633	—	(3,594,317)	—	(305,684)	3,473,110	(311,031)	9,563,710
2022	14,480,848	—	(5,321,505)	—	(24,486,413)	1,184,557	—	(14,142,513)
2021	18,018,126	—	(6,697,562)	—	325,584	7,930,766	—	19,576,914
Non-PEO NEOs
2025	902,127	—	—	—	(326,692)	—	(329,092)	246,343
2024	1,615,793	(303,733)	—	—	(168,562)	404,040	31,521	1,579,059
2023	2,083,750	(546,135)	(1,160,817)	1,570,231	—	240,561	4,843	2,192,434
2022	826,137	(360,950)	—	—	(545,469)	199,116	(514,334)	(395,501)
2021	1,021,262	(455,888)	—	—	13,238	482,387	—	1,060,999

(a)
Reflects, for Messrs. Patterson, Malone and Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
No equity award adjustments are made for Mr. Malone as he did not hold any equity awards in 2025.

(c)
Reflects, with respect to Messrs. Patterson and Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Messrs. Patterson and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Messrs. Patterson and Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Messrs. Patterson and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

(4)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in each of LBRDA and LBRDK from December 31, 2020 through December 31 of each covered fiscal year.

(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Communication Services Index from December 31, 2020 through December 31 of each covered fiscal year.

(6)
Represents the amount of net income reflected in our consolidated financial statements for each covered fiscal year.

(7)
Due to the restrictions in the Merger Agreement, in 2025, we did not grant or pay our named executive officers any compensation based on any financial performance measures. In prior years, our most important financial performance measure tied to our named executive officers’ compensation was Adjusted OIBDA. We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Company Selected Measure Name			Adjusted OIBDA
Named Executive Officers, Footnote
(1)
Gregory Maffei was our Principal Executive Officer (PEO) from 2021 through 2024 and is listed in the “Former PEO” column for such years. In 2025, Mr. Malone served as our interim PEO until Mr. Patterson was appointed as our PEO effective July 14, 2025. For 2025, Mr. Malone and Mr. Patterson are listed in the “Former PEO” and “Current PEO” columns, respectively. Our named executive officers other than our PEO (non-PEO NEOs) for (a) each of the fiscal years 2021, 2022 and 2023 were Messrs. Wendling and Albert Rosenthaler (our company’s former Chief Corporate Development Officer) and Ms. Wilm and (b) 2024 and 2025 were Mr. Wendling and Ms. Wilm.
(2)
Reflects, for Messrs. Patterson, Malone and Maffei, the total compensation reported in the Summary Compensation Table and for the non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote
(5)
For each covered fiscal year, represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Communication Services Index from December 31, 2020 through December 31 of each covered fiscal year.

Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Messrs. Patterson, Malone and Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2025	1,194,406	(1,028,236)	—	812,689	(57,540)	—	(57,852)	863,467
Former PEO
2025	—	—	—	—	—	—	—	—
2024	8,648,553	—	(3,694,616)	—	—	6,459,107	(385,637)	11,027,407
2023	10,301,633	—	(3,594,317)	—	(305,684)	3,473,110	(311,031)	9,563,710
2022	14,480,848	—	(5,321,505)	—	(24,486,413)	1,184,557	—	(14,142,513)
2021	18,018,126	—	(6,697,562)	—	325,584	7,930,766	—	19,576,914
Non-PEO NEOs
2025	902,127	—	—	—	(326,692)	—	(329,092)	246,343
2024	1,615,793	(303,733)	—	—	(168,562)	404,040	31,521	1,579,059
2023	2,083,750	(546,135)	(1,160,817)	1,570,231	—	240,561	4,843	2,192,434
2022	826,137	(360,950)	—	—	(545,469)	199,116	(514,334)	(395,501)
2021	1,021,262	(455,888)	—	—	13,238	482,387	—	1,060,999

(a)
Reflects, for Messrs. Patterson, Malone and Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
No equity award adjustments are made for Mr. Malone as he did not hold any equity awards in 2025.
(c)
Reflects, with respect to Messrs. Patterson and Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Messrs. Patterson and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Messrs. Patterson and Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Messrs. Patterson and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount			$ 902,127	$ 1,615,793	$ 2,083,750	$ 826,137	$ 1,021,262
Non-PEO NEO Average Compensation Actually Paid Amount			$ 246,343	1,579,059	2,192,434	(395,501)	1,060,999
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Messrs. Patterson, Malone and Maffei and the non-PEO NEOs in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
PEO
2025	1,194,406	(1,028,236)	—	812,689	(57,540)	—	(57,852)	863,467
Former PEO
2025	—	—	—	—	—	—	—	—
2024	8,648,553	—	(3,694,616)	—	—	6,459,107	(385,637)	11,027,407
2023	10,301,633	—	(3,594,317)	—	(305,684)	3,473,110	(311,031)	9,563,710
2022	14,480,848	—	(5,321,505)	—	(24,486,413)	1,184,557	—	(14,142,513)
2021	18,018,126	—	(6,697,562)	—	325,584	7,930,766	—	19,576,914
Non-PEO NEOs
2025	902,127	—	—	—	(326,692)	—	(329,092)	246,343
2024	1,615,793	(303,733)	—	—	(168,562)	404,040	31,521	1,579,059
2023	2,083,750	(546,135)	(1,160,817)	1,570,231	—	240,561	4,843	2,192,434
2022	826,137	(360,950)	—	—	(545,469)	199,116	(514,334)	(395,501)
2021	1,021,262	(455,888)	—	—	13,238	482,387	—	1,060,999

(a)
Reflects, for Messrs. Patterson, Malone and Maffei, the applicable amounts reported in the Summary Compensation Table and for the non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
No equity award adjustments are made for Mr. Malone as he did not hold any equity awards in 2025.
(c)
Reflects, with respect to Messrs. Patterson and Maffei, the fair value and, with respect to the non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of, the covered fiscal year.

(d)
Reflects, with respect to Messrs. Patterson and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the end of the covered fiscal year of awards granted in prior fiscal years that remained outstanding and unvested (in whole or in part) as of the end of the covered fiscal year.

(e)
Reflects, with respect to Messrs. Patterson and Maffei, the fair value, and with respect to the non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year, when such awards were also granted in the covered fiscal year.

(f)
Reflects, with respect to Messrs. Patterson and Maffei, the change in fair value, and with respect to the non-PEO NEOs, the average of the change in fair values, from the end of the prior fiscal year to the day awards became vested in the covered fiscal year, when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return			Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income			Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Relationship Between Compensation Actually Paid and Adjusted OIBDA
Total Shareholder Return Vs Peer Group
Tabular List, Table			2025 Key Performance Measures Key Financial Performance Measures Revenue Adjusted OIBDA Free Cash Flow
Peer Group Total Shareholder Return Amount			$ 213.25	159.67	113.86	73.08	121.57
Net Income (Loss)			(2,676,000,000)	$ 869,000,000	$ 688,000,000	$ 1,257,000,000	$ 732,000,000
Company Selected Measure Amount				7,554,000,000	7,134,000,000	7,045,000,000	6,687,000,000
PEO Name	Mr. Patterson	Mr. Malone
Total Shareholder Return Amount, LBRDA			32.7	$ 47.19	$ 51.17	$ 48.13	$ 102.11
Total Shareholder Return Amount LBRDK			$ 32.78	47.21	50.89	48.16	101.72
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted OIBDA
Non-GAAP Measure Description
(7)
Due to the restrictions in the Merger Agreement, in 2025, we did not grant or pay our named executive officers any compensation based on any financial performance measures. In prior years, our most important financial performance measure tied to our named executive officers’ compensation was Adjusted OIBDA. We define Adjusted OIBDA as operating income (loss) plus depreciation and amortization, stock-based compensation, separately reported litigation settlements, transaction related costs (including acquisition, restructuring, integration, and advisory fees), and impairment charges. For purposes of this disclosure, Adjusted OIBDA includes our attributable interests in our equity investments.

Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Mr. Patterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,194,406
PEO Actually Paid Compensation Amount			863,467
Mr. Malone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Gregory Maffei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				8,648,553	10,301,633	14,480,848	18,018,126
PEO Actually Paid Compensation Amount				11,027,407	9,563,710	(14,142,513)	19,576,914
PEO | Mr. Patterson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			812,689
PEO | Mr. Patterson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(57,540)
PEO | Mr. Patterson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Patterson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(57,852)
PEO | Mr. Patterson [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,028,236)
PEO | Mr. Patterson [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Malone [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gregory Maffei [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gregory Maffei [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(305,684)	(24,486,413)	325,584
PEO | Gregory Maffei [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,459,107	3,473,110	1,184,557	7,930,766
PEO | Gregory Maffei [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(385,637)	(311,031)
PEO | Gregory Maffei [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Gregory Maffei [Member] | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,694,616)	(3,594,317)	(5,321,505)	(6,697,562)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,570,231
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(326,692)	(168,562)		(545,469)	13,238
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				404,040	240,561	199,116	482,387
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(329,092)	31,521	4,843	(514,334)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(303,733)	(546,135)	(360,950)	(455,888)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (1,160,817)